Note 11 - Capital Stock - Capital Stock Issued and Outstanding (Details) $ in Thousands	Dec. 31, 2018 USD ($) shares
Capital stock issued and outstanding, shares (in shares) | shares	35,980,047
Capital stock issued and outstanding, amount | $	$ 148,707
Subordinate Voting Shares [Member]
Capital stock issued and outstanding, shares (in shares) | shares	34,654,353
Capital stock issued and outstanding, amount | $	$ 148,559
Multiple Voting Shares [Member]
Capital stock issued and outstanding, shares (in shares) | shares	1,325,694
Capital stock issued and outstanding, amount | $	$ 148